Basis of Presentation: - Restatement of Previously Issued Consolidated Financial Statements for Income Tax Accounting Errors (Details) - USD ($)	1 Months Ended	3 Months Ended														10 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Mar. 27, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018	Oct. 14, 2020	Oct. 01, 2018	Aug. 10, 2018	Mar. 13, 2018	Dec. 30, 2017
Consolidated Statement of Comprehensive Loss
Tax benefit		$ 0					$ 0									$ 0	$ 0		$ 0
Net income - basic and diluted	$ 0	$ 10,719,999		$ (28,890,395)	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (28,890,395)		$ 0
Net income per share available to common shares	$ 0.00	$ 0.54		$ (1.63)	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (2.99)		$ 0.00
Consolidated Balance Sheets
Total Assets		$ 500,656,732		$ 501,201,868					$ 0								$ 501,201,868		$ 0
Total liabilities		62,082,315		73,347,450					0								73,347,450		0			$ 47,122,923
Accumulated deficit		(18,170,396)		(28,890,395)					0								(28,890,395)		0			$ (1,048,566)
Total stockholder's equity		5,000,010		5,000,010			$ 0		0				$ 0			$ 0	5,000,010		0						$ 0
Total liabilities and stockholder's equity		500,656,732		$ 501,201,868					$ 0								501,201,868		0
Cash flows from operating activities:
Deferred income taxes																$ 0	0		0
Net cash provided by operating activities		$ (577,930)					$ 0										$ (1,257,407)		$ 0
Hman Group holdings Inc and subsidiaries
Consolidated Statement of Comprehensive Loss
Tax benefit			$ (6,653,000)					$ (4,237,000)										$ (9,439,000)		$ (23,277,000)	$ (8,890,000)
Net income - basic and diluted			(8,970,000)					(14,804,000)										(24,499,000)		(85,479,000)	(58,681,000)
Comprehensive loss			$ (6,497,000)					$ (26,017,000)										$ (21,847,000)		$ (79,929,000)	$ (69,734,000)
Net income per share available to common shares			$ (16)					$ (27)										$ (45)		$ (158)	$ (108)
Consolidated Balance Sheets
Goodwill			$ 816,678,000															$ 816,200,000		$ 815,850,000	$ 800,620,000
Total Assets			2,519,633,000															2,468,618,000		2,437,983,000	2,428,243,000
Deferred tax liabilities			151,693,000															156,118,000		164,343,000	186,509,000
Total liabilities			2,158,159,000															2,104,031,000		2,064,014,000	1,978,176,000
Accumulated deficit			(180,819,000)															(171,849,000)		(147,350,000)	(61,871,000)
Total stockholder's equity			361,474,000					$ 349,097,000										364,587,000		373,969,000	450,067,000					$ 527,403,000
Total liabilities and stockholder's equity			2,519,633,000															2,468,618,000		2,437,983,000	2,428,243,000
Cash flows from operating activities:
Net loss			(8,970,000)					(14,804,000)										(24,499,000)		(85,479,000)	(58,681,000)
Deferred income taxes			(5,955,000)					(3,861,000)										(9,462,000)		(23,586,000)	(10,566,000)
Net cash provided by operating activities			$ (45,389,000)					$ (17,641,000)										$ 92,080,000		52,359,000	7,547,000
Hman Group holdings Inc and subsidiaries | MinuteKey
Consolidated Balance Sheets
Goodwill																								$ 58,077,000
Hman Group holdings Inc and subsidiaries | Big Time
Consolidated Balance Sheets
Goodwill																							$ 128,796,000
Hman Group holdings Inc and subsidiaries | As previously reported
Consolidated Statement of Comprehensive Loss
Tax benefit																				(5,370,000)	2,070,000
Net income - basic and diluted																				(103,386,000)	(69,641,000)
Comprehensive loss																				$ (97,836,000)	$ (80,694,000)
Net income per share available to common shares																				$ (191)	$ (128)
Consolidated Balance Sheets
Goodwill																				$ 819,077,000	$ 803,847,000
Total Assets																				2,441,210,000	2,431,470,000
Deferred tax liabilities																				196,437,000	200,696,000
Total liabilities																				2,096,108,000	1,992,363,000
Accumulated deficit																				(176,217,000)	(72,831,000)
Total stockholder's equity																				345,102,000	439,107,000
Total liabilities and stockholder's equity																				2,441,210,000	2,431,470,000
Cash flows from operating activities:
Net loss																				(103,386,000)	(69,641,000)
Deferred income taxes																				(5,679,000)	394,000
Net cash provided by operating activities																				52,359,000	7,547,000
Hman Group holdings Inc and subsidiaries | Adjustment
Consolidated Statement of Comprehensive Loss
Tax benefit																				(17,907,000)	(10,960,000)
Net income - basic and diluted																				17,907,000	10,960,000
Comprehensive loss																				$ 17,907,000	$ 10,960,000
Net income per share available to common shares																				$ 33	$ 20
Consolidated Balance Sheets
Goodwill																				$ (3,227,000)	$ (3,227,000)
Total Assets																				(3,227,000)	(3,227,000)
Deferred tax liabilities																				(32,094,000)	(14,187,000)
Total liabilities																				(32,094,000)	(14,187,000)
Accumulated deficit																				28,867,000	10,960,000
Total stockholder's equity																				28,867,000	10,960,000
Total liabilities and stockholder's equity																				(3,227,000)	(3,227,000)
Cash flows from operating activities:
Net loss																				17,907,000	10,960,000
Deferred income taxes																				$ (17,907,000)	(10,960,000)
Hman Group holdings Inc and subsidiaries | Adjustment | MinuteKey
Consolidated Balance Sheets
Goodwill																					1,160,000			(1,160,000)
Deferred tax liabilities																								$ 1,160,000
Hman Group holdings Inc and subsidiaries | Adjustment | Big Time
Consolidated Balance Sheets
Goodwill																					$ 2,067,000		(2,067,000)
Deferred tax liabilities																							$ 2,067,000